Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.78%
Aerospace & Defense–1.73%
Raytheon Technologies Corp.	688,785	$62,121,519
Air Freight & Logistics–2.86%
United Parcel Service, Inc., Class B	507,424	102,606,207
Airlines–0.36%
Southwest Airlines Co.(b)	289,601	12,962,541
Application Software–3.42%
Manhattan Associates, Inc.(b)	74,786	10,011,602
salesforce.com, inc.(b)	322,340	74,985,954
Workday, Inc., Class A(b)	149,808	37,902,922
		122,900,478
Automobile Manufacturers–2.01%
General Motors Co.(b)	825,385	43,522,551
Tesla, Inc.(b)	30,558	28,624,290
		72,146,841
Automotive Retail–1.62%
CarMax, Inc.(b)	275,655	30,644,566
O’Reilly Automotive, Inc.(b)	42,298	27,567,722
		58,212,288
Biotechnology–0.81%
Seagen, Inc.(b)	215,204	28,947,090
Cable & Satellite–1.30%
Comcast Corp., Class A	931,896	46,585,481
Commodity Chemicals–0.74%
Valvoline, Inc.	805,504	26,533,302
Communications Equipment–1.00%
Motorola Solutions, Inc.	154,682	35,876,943
Construction Machinery & Heavy Trucks–1.21%
Caterpillar, Inc.	215,930	43,522,851
Construction Materials–1.26%
Vulcan Materials Co.	237,707	45,238,019
Consumer Finance–0.81%
American Express Co.	160,968	28,945,266
Data Processing & Outsourced Services–2.23%
Fiserv, Inc.(b)	461,879	48,820,610
PayPal Holdings, Inc.(b)	181,223	31,159,483
		79,980,093
Distillers & Vintners–0.92%
Constellation Brands, Inc., Class A	138,922	33,028,705
Diversified Banks–2.15%
JPMorgan Chase & Co.	520,581	77,358,337
Electric Utilities–1.64%
FirstEnergy Corp.	1,400,510	58,765,400
Shares		Value
Electrical Components & Equipment–0.64%
Hubbell, Inc.	26,924	$5,042,596
Rockwell Automation, Inc.	62,416	18,051,955
		23,094,551
Environmental & Facilities Services–0.57%
Waste Connections, Inc.	164,449	20,506,790
Financial Exchanges & Data–1.52%
Intercontinental Exchange, Inc.	429,836	54,443,028
Food Distributors–0.86%
Sysco Corp.(c)	395,420	30,902,073
General Merchandise Stores–1.21%
Target Corp.	197,207	43,470,339
Health Care Facilities–2.92%
HCA Healthcare, Inc.	343,053	82,349,873
Tenet Healthcare Corp.(b)	302,329	22,408,625
		104,758,498
Health Care Services–2.32%
CVS Health Corp.	783,640	83,465,496
Health Care Supplies–1.26%
Cooper Cos., Inc. (The)	98,546	39,250,872
Quidel Corp.(b)	57,839	5,978,239
		45,229,111
Health Care Technology–0.24%
Doximity, Inc., Class A(b)(c)	186,855	8,514,982
Home Improvement Retail–1.64%
Floor & Decor Holdings, Inc., Class A(b)	109,067	11,857,764
Home Depot, Inc. (The)	128,645	47,210,142
		59,067,906
Homebuilding–0.84%
D.R. Horton, Inc.	338,072	30,162,784
Hotels, Resorts & Cruise Lines–1.12%
Airbnb, Inc., Class A(b)	261,756	40,302,571
Household Products–2.81%
Procter & Gamble Co. (The)	628,120	100,781,854
Industrial Machinery–1.52%
Otis Worldwide Corp.	641,278	54,784,380
Industrial REITs–2.66%
Prologis, Inc.	609,058	95,512,476
Integrated Oil & Gas–0.86%
Exxon Mobil Corp.	405,641	30,812,490
Integrated Telecommunication Services–1.57%
Verizon Communications, Inc.	1,058,026	56,318,724
Interactive Home Entertainment–0.59%
Zynga, Inc., Class A(b)	2,325,019	21,087,922

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Interactive Media & Services–2.80%
Alphabet, Inc., Class A(b)	34,212	$92,580,067
Snap, Inc., Class A(b)(c)	242,529	7,891,893
		100,471,960
Internet & Direct Marketing Retail–5.06%
Amazon.com, Inc.(b)	60,762	181,767,700
Internet Services & Infrastructure–0.41%
Snowflake, Inc., Class A(b)	52,808	14,569,727
IT Consulting & Other Services–1.62%
Accenture PLC, Class A	142,369	50,338,831
Amdocs Ltd.	105,642	8,017,171
		58,356,002
Life Sciences Tools & Services–0.94%
Avantor, Inc.(b)	900,723	33,623,990
Managed Health Care–2.40%
UnitedHealth Group, Inc.	182,301	86,149,984
Movies & Entertainment–1.42%
Netflix, Inc.(b)	95,450	40,770,513
Warner Music Group Corp., Class A	240,296	10,212,580
		50,983,093
Oil & Gas Refining & Marketing–1.14%
Valero Energy Corp.	495,249	41,090,810
Oil & Gas Storage & Transportation–0.61%
Magellan Midstream Partners L.P.	450,078	21,995,312
Other Diversified Financial Services–1.87%
Equitable Holdings, Inc.	1,995,505	67,128,788
Packaged Foods & Meats–1.25%
Mondelez International, Inc., Class A	667,505	44,742,860
Personal Products–0.09%
Coty, Inc., Class A(b)	382,237	3,241,370
Pharmaceuticals–3.68%
AstraZeneca PLC, ADR (United Kingdom)	925,357	53,865,031
Bayer AG (Germany)	161,366	9,782,807
Eli Lilly and Co.	279,750	68,647,853
		132,295,691
Property & Casualty Insurance–1.24%
Allstate Corp. (The)	369,530	44,591,185
Railroads–0.90%
Union Pacific Corp.	132,384	32,374,507
Real Estate Services–0.09%
Zillow Group, Inc., Class C(b)(c)	61,168	3,087,761
Regional Banks–2.64%
First Citizens BancShares, Inc., Class A	54,573	42,516,733
Signature Bank	84,875	25,855,471
Shares		Value
Regional Banks–(continued)
SVB Financial Group(b)	45,113	$26,341,481
		94,713,685
Research & Consulting Services–0.43%
TransUnion	150,750	15,545,340
Semiconductor Equipment–1.34%
Applied Materials, Inc.	349,141	48,244,303
Semiconductors–4.14%
Advanced Micro Devices, Inc.(b)	396,545	45,305,266
QUALCOMM, Inc.	588,025	103,351,274
		148,656,540
Soft Drinks–0.66%
Coca-Cola Co. (The)	386,909	23,605,318
Systems Software–9.26%
Microsoft Corp.	773,992	240,696,032
ServiceNow, Inc.(b)	34,602	20,269,160
VMware, Inc., Class A	557,947	71,685,030
		332,650,222
Technology Hardware, Storage & Peripherals–4.00%
Apple, Inc.	822,111	143,688,561
Thrifts & Mortgage Finance–0.57%
Rocket Cos., Inc., Class A	1,627,005	20,565,343
Total Common Stocks & Other Equity Interests (Cost $2,607,877,135)		3,583,087,388
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,793,806	2,793,806
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	2,031,099	2,031,302
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,192,921	3,192,921
Total Money Market Funds (Cost $8,018,196)		8,018,029
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,615,895,331)		3,591,105,417
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.39%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,197,446	4,197,446
Invesco Private Prime Fund, 0.11%(d)(e)(f)	9,792,081	9,794,039
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,991,485)		13,991,485
TOTAL INVESTMENTS IN SECURITIES–100.39% (Cost $2,629,886,816)		3,605,096,902
OTHER ASSETS LESS LIABILITIES—(0.39)%		(13,940,166)
NET ASSETS–100.00%		$3,591,156,736
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,257,044	$31,359,434	$(30,822,672)	$-	$-	$2,793,806	$242
Invesco Liquid Assets Portfolio, Institutional Class	1,784,070	22,399,595	(22,151,683)	(381)	(299)	2,031,302	87
Invesco Treasury Portfolio, Institutional Class	2,579,479	35,839,354	(35,225,912)	-	-	3,192,921	109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,128,732	73,928,660	(84,859,946)	-	-	4,197,446	384*
Invesco Private Prime Fund	35,300,375	173,010,958	(198,512,886)	-	(4,408)	9,794,039	4,776*
Total	$57,049,700	$336,538,001	$(371,573,099)	$(381)	$(4,707)	$22,009,514	$5,598

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,573,304,581	$9,782,807	$—	$3,583,087,388
Money Market Funds	8,018,029	13,991,485	—	22,009,514
Total Investments	$3,581,322,610	$23,774,292	$—	$3,605,096,902
Invesco Charter Fund